INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended		24 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021
Net loss	$ (74,164)	$ (41,712)	$ (163,588)	$ (311,133)
Canadian subsidiary company [Member]
Operating loss carry forward			76,039		$ 76,039
Net loss				$ 7,583	24,572
Carry forwards will begin to expire				2038
U.S. parent company and U.S. subsidiary [Member]
Operating loss carry forward			$ 2,466,386		2,466,386
Net loss				$ (109,561)	(262,983)
Cogent [Member]
Corporate tax refund				$ (16,004)	$ (25,901)